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John R. Houston
(612) 371-3279
jrhouston@lindquist.com




                                    April 2, 1999




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549
Attn: File Room

     Re:   General Securities, Incorporated
           File No. 2-77092 and 811-594

Ladies and Gentlemen:

     Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically on March 29, 1999.

                              Very truly yours,





                              /s/ John R. Houston
                              ---------------------------------------
                              John R. Houston
                              Secretary

JRH/nm